Freight Costs	12 Months Ended
Dec. 31, 2012
Freight Costs [Abstract]
Freight Costs

(18) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group's warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2012, 2011 and 2010, freight costs included in cost of goods sold were RMB2,527 (US$406), RMB2,147 and RMB1,985, respectively, and RMB10,534 (US$1,691), RMB9,771 and RMB10,186, respectively, were included in selling expenses.